Significant mergers and acquisitions and investments - Trendyol (Details) ¥ in Millions, $ in Millions	1 Months Ended								12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
The allocation of the purchase price at the date of acquisition
Goodwill	¥ 292,771								¥ 292,771	$ 44,686	¥ 276,782	¥ 264,935
Trendyol
The allocation of the purchase price at the date of acquisition
Equity interest held in investee (as a percentage)	86.00%								86.00%	86.00%
Trade names, trademarks and domain names | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods									20 years
User base and customer relationships | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods									16 years
Developed technology and patents | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods									7 years
Trendyol
Acquisition
Percentage of equity interest acquired							85.00%
Total investment consideration							¥ 4,980	$ 728
The allocation of the purchase price at the date of acquisition
Net assets acquired							1,009
Goodwill							3,938
Deferred tax liabilities							(228)
Noncontrolling interests							(817)
Total							4,980
Cash, cash equivalents and short-term investments							¥ 1,206
Weighted average amortization period							12 years 6 months	12 years 6 months
Cash consideration for additional equity interest acquired	¥ 2,279	$ 350	¥ 884	$ 125	¥ 16	$ 2
Reduction of noncontrolling interest					¥ 14
Increase in noncontrolling interests									¥ 402
Trendyol | Maximum
The allocation of the purchase price at the date of acquisition
Estimated amortization periods							15 years	15 years
Trendyol | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							¥ 660
Trendyol | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							388
Trendyol | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets							¥ 30